Financial risk management - Credit risk - loans and advances by product and risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	R$ 33,406,040	R$ 19,515,659
Business loans
Disclosure of credit risk exposure [line items]
Financial assets	3,017,158
Real Estate Loans
Disclosure of credit risk exposure [line items]
Financial assets	5,121,411	3,471,354
Low Risk
Disclosure of credit risk exposure [line items]
Financial assets	16,562,388
Low Risk | Business loans
Disclosure of credit risk exposure [line items]
Financial assets	2,962,937
High Risk
Disclosure of credit risk exposure [line items]
Financial assets	653,973
High Risk | Business loans
Disclosure of credit risk exposure [line items]
Financial assets	54,221
Loans and advances to customer
Disclosure of credit risk exposure [line items]
Financial assets	17,216,362	8,790,058
Loans and advances to customer | Payroll Card
Disclosure of credit risk exposure [line items]
Financial assets	65,263	67,732
Loans and advances to customer | Credit Card
Disclosure of credit risk exposure [line items]
Financial assets	4,798,318	1,904,643
Loans and advances to customer | Overdraft protection agreement
Disclosure of credit risk exposure [line items]
Financial assets	12,862	20,193
Loans and advances to customer | Checking account overdraft
Disclosure of credit risk exposure [line items]
Financial assets	33,234	14,232
Loans and advances to customer | Payroll loans and personal credit
Disclosure of credit risk exposure [line items]
Financial assets	3,467,924	1,551,399
Loans and advances to customer | Business loans
Disclosure of credit risk exposure [line items]
Financial assets	3,017,158	1,582,868
Loans and advances to customer | Real Estate Loans
Disclosure of credit risk exposure [line items]
Financial assets	5,121,411	3,471,354
Loans and advances to customer | Rural loans
Disclosure of credit risk exposure [line items]
Financial assets	700,192	177,637
Loans and advances to customer | Low Risk
Disclosure of credit risk exposure [line items]
Financial assets	16,156,725	8,530,599
Loans and advances to customer | Low Risk | Payroll Card
Disclosure of credit risk exposure [line items]
Financial assets	55,753	64,570
Loans and advances to customer | Low Risk | Credit Card
Disclosure of credit risk exposure [line items]
Financial assets	4,335,866	1,793,872
Loans and advances to customer | Low Risk | Overdraft protection agreement
Disclosure of credit risk exposure [line items]
Financial assets	2,663	20,193
Loans and advances to customer | Low Risk | Checking account overdraft
Disclosure of credit risk exposure [line items]
Financial assets	1,255	10,660
Loans and advances to customer | Low Risk | Payroll loans and personal credit
Disclosure of credit risk exposure [line items]
Financial assets	3,315,747	1,510,962
Loans and advances to customer | Low Risk | Business loans
Disclosure of credit risk exposure [line items]
Financial assets		1,580,682
Loans and advances to customer | Low Risk | Real Estate Loans
Disclosure of credit risk exposure [line items]
Financial assets	4,782,312	3,372,023
Loans and advances to customer | Low Risk | Rural loans
Disclosure of credit risk exposure [line items]
Financial assets	700,192	177,637
Loans and advances to customer | High Risk
Disclosure of credit risk exposure [line items]
Financial assets	1,059,637	259,458
Loans and advances to customer | High Risk | Payroll Card
Disclosure of credit risk exposure [line items]
Financial assets	9,510	3,162
Loans and advances to customer | High Risk | Credit Card
Disclosure of credit risk exposure [line items]
Financial assets	462,452	110,770
Loans and advances to customer | High Risk | Overdraft protection agreement
Disclosure of credit risk exposure [line items]
Financial assets	10,199
Loans and advances to customer | High Risk | Checking account overdraft
Disclosure of credit risk exposure [line items]
Financial assets	31,979	3,572
Loans and advances to customer | High Risk | Payroll loans and personal credit
Disclosure of credit risk exposure [line items]
Financial assets	152,177	40,437
Loans and advances to customer | High Risk | Business loans
Disclosure of credit risk exposure [line items]
Financial assets		2,186
Loans and advances to customer | High Risk | Real Estate Loans
Disclosure of credit risk exposure [line items]
Financial assets	339,099	99,331
Amounts due from financial institutions [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,051,862	502,369
Amounts due from financial institutions [Member] | Low Risk
Disclosure of credit risk exposure [line items]
Financial assets	2,051,862	502,369
Swap contracts - liabilities
Disclosure of credit risk exposure [line items]
Financial assets	66,545	(56,758)
Swap contracts - liabilities | Low Risk
Disclosure of credit risk exposure [line items]
Financial assets	R$ 66,545	R$ (56,758)